Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business Segment Financial Information
	Retail &
Income Statements	Business	Commercial			Home	Treasury /	Huntington
(dollar amounts in thousands)	Banking	Banking	AFCRE	RBHPCG	Lending	Other	Consolidated

2013
Net interest income	$902,526	$281,140	$366,508	$105,862	$51,839	$(3,267)	$1,704,608
Provision for credit losses	137,978	27,464	(82,269)	(5,376)	12,249	(1)	90,045
Noninterest income	398,065	139,501	46,819	186,430	106,006	135,375	1,012,196
Noninterest expense	964,193	200,544	156,469	236,895	141,489	58,413	1,758,003
Provision (benefit) for income taxes	69,447	67,422	118,694	21,271	1,437	(50,797)	227,474
Net income	$128,973	$125,211	$220,433	$39,502	$2,670	$124,493	$641,282

2012
Net interest income	$941,844	$294,087	$369,376	$104,329	$54,980	$(54,092)	$1,710,524
Provision for credit losses	135,102	4,602	(16,557)	6,044	18,198	(1)	147,388
Noninterest income	380,820	136,796	91,314	181,650	165,189	150,552	1,106,321
Noninterest expense	973,691	188,123	160,434	253,901	132,302	127,425	1,835,876
Provision (benefit) for income taxes	74,855	83,355	110,885	9,112	24,384	(100,300)	202,291
Net income	$139,016	$154,803	$205,928	$16,922	$45,285	$69,336	$631,290

2011
Net interest income	$933,944	$252,472	$370,814	$89,591	$51,522	$(69,173)	$1,629,170
Provision for credit losses	119,995	(14,776)	2,333	35,271	31,232	4	174,059
Noninterest income	396,350	134,127	81,205	180,758	64,422	135,455	992,317
Noninterest expense,	862,962	166,178	167,746	239,427	111,961	180,226	1,728,500
Provision (benefit) for income taxes	121,568	82,319	98,679	(1,522)	(9,537)	(118,952)	172,555
Net income (Loss)	$225,769	$152,878	$183,261	$(2,827)	$(17,712)	$5,004	$546,373

Segment Disclosure of Assets and Deposits
	Assets at		Deposits at
	December 31,		December 31,
(dollar amounts in thousands)	2013	2012	2013	2012

Retail & Business Banking	$14,440,869	$14,338,893	$28,293,993	$28,324,238
Commercial Banking	12,410,339	11,560,481	10,187,891	9,310,249
AFCRE	14,081,112	12,378,930	1,170,518	1,080,117
RBHPCG	3,736,790	3,711,117	6,094,135	5,634,282
Home Lending	3,742,527	3,547,320	329,511	426,942
Treasury / Other	11,055,537	10,604,733	1,430,670	1,476,855
Total	$59,467,174	$56,141,474	$47,506,718	$46,252,683